Revenues (Details) - BRL (R$) R$ in Thousands	12 Months Ended
	Jun. 30, 2019	Jun. 30, 2018	Jun. 30, 2017
Revenues [Abstract]
Sales of grains	R$ 175,000	R$ 99,875	R$ 71,272
Sales of sugarcane	163,114	142,037	75,986
Revenue from cattle raising	16,974	4,115
Lease	9,598	6,592	2,820
Other revenues	1,086	132	2,227
Gross operating revenue	365,772	252,751	152,305
Sales deductions
Taxes on sales	(7,862)	(8,473)	(5,394)
Net revenue	R$ 357,910	R$ 244,278	R$ 146,911